CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2018
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of condensed balance sheets

CONDENSED BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	As of December 31,
	2017	2018
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	1,141	8,455	1,230
Prepaid expenses and other current assets	1,647	2,283	332

Total current assets	2,788	10,738	1,562

Non-current assets:
Long term investments	20,045	20,045	2,915
Investments in subsidiaries and consolidated VIEs	(514,022)	(565,557)	(82,257)

Total non-current assets	(493,977)	(545,512)	(79,342)

TOTAL ASSETS	(491,189)	(534,774)	(77,780)

LIABILITIES AND SHAREHOLDERS’ DEFECIT:
Current liabilities:
Accrued expenses and other payables	7,398	1,489	217

Total current liabilities	7,398	1,489	217

Total liabilities	7,398	1,489	217

Shareholders’ deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 426,267,345 and 429,404,977 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	338	338	49
Additional paid-in capital	1,573,341	1,579,153	229,678
Treasury stock	—	(18,033)	(2,623)
Statutory reserves	1,326	1,326	193
Accumulated deficit	(2,076,151)	(2,100,569)	(305,515)
Accumulated other comprehensive income	2,559	1,522	221

Total shareholders’ deficit	(498,587)	(536,263)	(77,997)

TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	(491,189)	(534,774)	(77,780)

Schedule of condensed statements of comprehensive loss

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands of RMB and US$)

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

General and administrative expenses	(21,314)	(10,986)	(8,551)	(1,244)
Research and development expenses	—	—	—	—
Impairment of long-term investments	(12,240)	(3,290)	—	—

Operating loss	(33,554)	(14,276)	(8,551)	(1,244)

Interest income	18	—	5	1
Other income	6,593	14,384	21,662	3,151
Foreign exchange gain/(loss)	14,209	(11,043)	4,200	611
Share of losses from subsidiaries and consolidated VIEs	(900,743)	(358,226)	(41,734)	(6,070)

Loss before income taxes	(913,477)	(369,161)	(24,418)	(3,551)
Income tax expense	—	—	—	—

Net loss	(913,477)	(369,161)	(24,418)	(3,551)

Foreign currency translation	(293)	2,748	(1,037)	(151)
Unrealized gain/(loss) from available-for-sale investments	659	(4,195)	—	—
Amounts reclassified from accumulated other comprehensive income	(3,552)	3,290	—	—
Total other comprehensive (loss)/income, net of tax	(3,186)	1,843	(1,037)	(151)
Comprehensive loss	(916,663)	(367,318)	(25,455)	(3,702)

Schedule of condensed statements of cash flows

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of RMB and US$)

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net cash used in operating activities	(15,395)	(22,514)	(4,151)	(604)

Cash flows from investing activities:
Cash paid for long term investments	(1,842)	—	—	—
Cash received from sale of short-term investment	26,828	—	—	—
Net cash provided by investing activities	24,986	—	—	—
Cash flows from financing activities:
Proceeds from employee share options exercised	5,427	—	—	—
Payment for repurchase of ordinary shares	(39,402)	—	—	—
Net cash used in financing activities	(33,975)	—	—	—
Net (decrease)/increase in cash and cash equivalents	(24,384)	(22,514)	4,151	604
Cash and cash equivalents at beginning of the year	46,363	24,463	1,141	166
Effect of foreign exchange rate changes on cash	2,484	(808)	3,163	460
Cash and cash equivalents at end of the year	24,463	1,141	8,455	1,230